Liquidity Consideration and Principal Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liquidity Consideration and Principal Accounting Policies
Cash and cash equivalents	$ 43,623,588	$ 45,284,308	$ 49,098,841
Restricted cash			2,000,054
Total	$ 43,623,588	$ 45,284,308	$ 51,098,895	$ 12,964,859